UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 22169

Dreyfus Institutional Reserves Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/08

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus Institutional Reserves Funds

ANNUAL REPORT December 31, 2008

Dreyfus Institutional Reserves Money Fund

Dreyfus Institutional Reserves Government Fund

Dreyfus Institutional Reserves Treasury Fund

Dreyfus Institutional Reserves Treasury Prime Fund

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Contents

The Funds

A Letter from the CEO	3
Discussion of Fund Performance	4
Understanding Your Fund’s Expenses	6
Comparing Your Fund’s Expenses
With Those of Other Funds	7
Statements of Investments	8
Statements of Assets and Liabilities	15
Statements of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	23
Report of Independent Registered
Public Accounting Firm	31
Important Tax Information	32
Information About the Review
and Approval of the Fund’s
Management Agreement	33
Board Members Information	37
Officers of the Fund	38

For More Information

Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

 Not FDIC-Insured  Not Bank-Guaranteed  May Lose Value

The Funds

Dreyfus Institutional Reserves Funds

A LETTER FROM THE CEO Dear Shareholder:

We are pleased to present this annual report for Dreyfus Institutional Reserves Funds, covering the 12-month period from January 1,2008,through December 31,2008.

2008 was the most difficult year in decades for the financial markets. A credit crunch that began in 2007 exploded in mid-2008 into a global financial crisis, resulting in the failures of major financial institutions, a deep and prolonged recession and lower investment values across a broad range of asset classes. Governments and regulators throughout the world moved aggressively to curtail the damage, implementing unprecedented reductions of short-term interest rates, massive injections of liquidity into the banking system, government bailouts of struggling companies and plans for massive economic stimulus programs. Money market funds were not immune to the downturn, and several U.S. money market funds were unable to maintain a stable net asset value.The federal government subsequently stepped in with a program for guaranteeing participating funds’ assets at stated levels, while others received financial support from their sponsors.

Although we expect the U.S. and global economies to remain weak until longstanding imbalances have worked their way out of the system, the financial markets cur-

rently appear to have priced in investors’ generally low expectations. In previous recessions, however, the markets have tended to anticipate economic improvement before it occurs, potentially leading to major rallies when few expected them.That’s why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects one’s future goals and attitudes toward risk.As always, we urge you to consult with your financial advisor, who can recommend the course of action that is right for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation January 15, 2008

The Funds 3

DISCUSSION OF FUND PERFORMANCE (continued)

DISCUSSION OF

FUND PERFORMANCE

For the period of January 1, 2008, through December 31, 2008, as provided by Patricia Larkin, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2008, the four Dreyfus Institutional Reserves Funds listed below produced the following annualized yields and annualized effective yields.1,2

		Annualized
	Annualized	Effective
	Yield (%)	Yield (%)

Dreyfus Institutional
Reserves Money Fund
Institutional Shares	2.82	2.85
Hamilton Shares	2.76	2.80
Premier Shares	2.52	2.55
Classic Shares	2.27	2.29
Agency Shares	2.66	2.70
Dreyfus Institutional
Reserves Treasury Fund
Institutional Shares	1.57	1.58
Hamilton Shares	1.52	1.53
Premier Shares	1.29	1.30
Classic Shares	1.10	1.11
Agency Shares	1.43	1.43
Dreyfus Institutional
Reserves Government Fund
Institutional Shares	1.98	2.00
Hamilton Shares	0.93†	0.93†
Premier Shares	1.69	1.70
Agency Shares	0.82†	0.83†
Dreyfus Institutional
Reserves Treasury Prime Fund
Institutional Shares	1.40	1.41
Hamilton Shares	1.36	1.37
Premier Shares	1.11	1.11
Agency Shares	0.52†	0.52†

† Annualized since inception on September 13, 2008, through December 31,
2008.

A Year of Change

We started 2008 with a degree of optimism. Having survived the structured investment vehicle (SIV) crisis during 2007’s fourth quarter, we believed we had endured the worst of the liquidity crisis. Unfortunately, throughout 2008, troubles continued to mount. Unemployment worsened, housing values declined further, foreclosures and delinquencies accelerated, and consumer confidence waned.

As a financial crisis began to gain steam,a number ofWall Street’s most venerable names took some of the hardest hits. The first of these was Bear Stearns, which in the spring was acquired by JP Morgan in what amounted to a forced marriage. By mid-September, the crisis reached meltdown proportions when, within a matter of a few days, Lehman Brothers declared bankruptcy, Merrill Lynch was acquired by Bank of America, and AIG was essentially taken over by the U.S. government.

Lehman’s Failure Had Many Repercussions

In the midst of these cataclysmic events, the Lehman bankruptcy stood out as perhaps the most damaging because of Lehman’s role as counterparty to many transactions, and the exposure of many money market funds to Lehman assets. When the Primary Reserve Fund, a leading money-market fund, reported a net asset value per share of less than $1 (known as “breaking the buck”) and cited its exposure to Lehman assets as the primary cause for this decline, a crisis of confidence spread throughout the financial system in general and the money-market industry specifically.The results were mass flows out of prime money markets and into Treasury securities. One of the effects of this “flight to quality” was a steep decrease inTreasury yields, with the three-month yield dropping perilously close to zero on a number of occasions.

Dealers’ balance sheets were so clogged with bad debt that they were unable to provide liquidity in the market, bids dried up regardless of quality, and the cumulative effect was a complete seizing up of the markets.This is when the Federal Reserve Board (the “Fed”) and other agencies of government stepped in and started instituting a number of plans to inject liquidity into the markets and restore some degree of stability.Among the first steps taken was an effort to support asset-backed commercial paper.

Our Approach to the Market

With respect to Dreyfus Institutional Reserves Money Fund, before this program was announced, our credit department already had developed and vetted a list of asset-backed commercial paper that we could buy from; we tightened this list up a little bit in an effort to exercise extra caution. Knowing that we had liquidity in this area, we filled up on these securities first, and then instituted a quality-oriented, “best of breed” policy when buying any bank CD or any other commercial paper.As part of our more cautious approach, we have brought the fund’s average maturity closer to our peer group average.

With respect to Dreyfus Institutional Reserves Treasury Fund, the nature of the Treasury yield curve has led us to keep a great allocation of cash and overnight repurchase agreements backed by Treasury securities than we might ordinarily hold. Given that short-term interest rates are at historically low levels, we anticipate that they will back up at some point.When this happens, we want to be positioned to take advantage of market changes.

Also, in an effort to prepare for this scenario, we have sought to ladder maturities in the Dreyfus Institutional Reserves Treasury Prime Fund’s portfolio. By having a constant stream of maturing securities, our goal is to provide steady liquidity to meet the fund’s needs.

In the second half of the year, virtually every issuer in our market — including Fannie Mae, and Freddie Mac — was effectively nationalized. The government guarantees that have come with these actions have helped to drive inflows into government funds, driving down yields and flattening the yield curve out to about six months. In this environment, with respect to Dreyfus Institutional Reserves Government Fund, we’ve taken a cautious approach in anticipation of a potential backing up of rates at some point.We have sought to ladder our maturities, picking specific spots where we are able to pick up a little bit of yield.

Even though the Fed has been taking a variety of bold, proactive steps — including cutting the short-term rate target, which started the year at 4.25%, effectively to zero — recovery is still an ongoing process.Through this very difficult period, we have been able to meet all redemptions and provide investors with a degree of liquidity. With respect to Dreyfus Institutional Reserves Money Fund the decline in Treasury yields and the federal funds target rate, money market yields are suppressed, but we are fortunate to have legacy securities in the portfolio that can provide some income for the time being.With respect to Dreyfus Institutional Reserves Treasury Fund our performance was also aided by legacy securities in the portfolio that helped our yield.

Looking Ahead

Much about what to expect in the year ahead remains unknown. A major problem we must contend with is that given the sweeping nature of the difficulties facing the economy and the financial markets, people’s faith in the system has been crushed. It’s going to take some time to restore their confidence.

Under these circumstances, companies are doing what they can to shore up their positions — primarily cutting costs.This of course cuts into corporate spending overall, and also often leads to layoffs.These in turn can contribute further to reduced consumer spending and declining housing values.

While it’s not clear how much longer this negative scenario will continue, we are hopeful that the new Presidential administration and Congress will be able to devise and enact creative, effective solutions.

January 15, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

[2]	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the Dreyfus Institutional Reserves Government Fund’s annualized yields for its Institutional shares, Hamilton shares and Premier shares would have been 1.75%, 0.92% and 1.54%, respectively.The fund’s annualized effective yields would have been 1.76%, 0.92% and 1.55%, respectively.

Had these expenses not been absorbed, the Dreyfus Institutional Reserves Treasury Fund’s annualized yields for its Premier shares, and Classic shares would have been 1.28% and 1.03%, respectively.The fund’s annualized effective yields would have been 1.29% and 1.04%, respectively. Had these expenses not been absorbed, the Dreyfus Institutional Reserves Treasury Prime Fund’s annualized yields for its Institutional shares, Hamilton shares and Premier shares would have been 1.38%, 1.32% and 1.07%, respectively.The fund’s annualized effective yields would have been 1.39%, 1.33% and 1.08%, respectively.

The Funds 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from July 1, 2008 to December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment†
assuming actual returns for the six months ended December 31, 2008
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares

Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000	$ .76	$ 1.01	$ 1.52	$ 2.27	$ 3.54
Ending value (after expenses)	$1,012.10	$1,011.80	$1,011.30	$1,010.50	$1,009.30
Dreyfus Institutional Reserves
Government Fund
Expenses paid per $1,000	$ .91	$ 1.26	$ 1.71	$ 2.37	—
Ending value (after expenses)	$1,007.00	$1,002.80	$1,002.50	$1,005.60	—
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000	$ .81	$ 1.06	$ 1.51	$ 2.22	$ 2.87
Ending value (after expenses)	$1,005.20	$1,004.90	$1,004.40	$1,003.80	$1,003.10
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000	$ .91	$ 1.06	$ 1.56	$ 2.32	—
Ending value (after expenses)	$1,005.20	$1,005.00	$1,001.60	$1,003.70	—

  Expenses are equal to the Dreyfus Institutional Reserves Money Fund’s annualized expense ratio of .15% for Institutional Shares, .20% for Hamilton Shares, .30% for Agency Shares, .45% for Premier Shares and .70% for Classic Shares, Dreyfus Institutional Reserves Government Fund’s annualized expense ratio of .18% for Institutional Shares, ..25% for Hamilton Shares, .34% for Agency Shares and .47% for Premier Shares, Dreyfus Institutional ReservesTreasury Fund’s annualized expense ratio of .16% for Institutional Shares, .21% for Hamilton Shares, .30% for Agency Shares, .44% for Premier Shares and .57% for Classic Shares and Dreyfus Institutional ReservesTreasury Prime Fund’s annualized expense ratio of .18% for Institutional Shares, .21% for Hamilton Shares, .31% for Agency Shares and .46% for Premier Shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investores assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment†
assuming a hypothetical 5% annualized return for the six months ended December 31, 2008
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares

Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000	$ .76	$ 1.02	$ 1.53	$ 2.29	$ 3.56
Ending value (after expenses)	$1,024.38	$1,024.13	$1,023.63	$1,022.87	$1,021.62
Dreyfus Institutional Reserves
Government Fund
Expenses paid per $1,000	$ .92	$ 1.27	$ 1.73	$ 2.39	—
Ending value (after expenses)	$1,024.23	$1,023.88	$1,023.43	$1,022.77	—
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000	$ .81	$ 1.07	$ 1.53	$ 2.24	$ 2.90
Ending value (after expenses)	$1,024.33	$1,024.08	$1,023.63	$1,022.92	$1,022.27
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000	$ .92	$ 1.07	$ 1.58	$ 2.34	—
Ending value (after expenses)	$1,024.23	$1,024.08	$1,023.58	$1,022.82	—

  Expenses are equal to the Dreyfus Institutional Reserves Money Fund’s annualized expense ratio of .15% for Institutional Shares, .20% for Hamilton Shares, .30% for Agency Shares, .45% for Premier Shares and .70% for Classic Shares, Dreyfus Institutional Reserves Government Fund’s annualized expense ratio of .18% for Institutional Shares, .25% for Hamilton Shares, .34% for Agency Shares and .47% for Premier Shares, Dreyfus Institutional ReservesTreasury Fund’s annualized expense ratio of .16% for Institutional Shares, .21% for Hamilton Shares, .30% for Agency Shares, .44% for Premier Shares and .57% for Classic Shares and Dreyfus Institutional ReservesTreasury Prime Fund’s annualized expense ratio of .18% for Institutional Shares, .21% for Hamilton Shares, .31% for Agency Shares and .46% for Premier Shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The Funds 7

STATEMENT OF INVESTMENTS December 31, 2008

	Principal
Dreyfus Institutional Reserves Money Fund	Amount ($)	Value ($)

Negotiable Bank Certificates of Deposit—15.7%

Allied Irish Banks (Yankee)
1.50%, 3/18/09	50,000,000	50,000,000
Banca Intesa SpA
3.10%, 3/16/09	250,000,000	250,000,000
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
1.70%, 3/16/09	200,000,000	200,004,094
Bank of America N.A.
1.80%—1.85%, 2/10/09—2/23/09	100,000,000	100,000,000
Barclays Bank PLC (Yankee)
2.00%—3.75%, 1/22/09—6/18/09	290,000,000	290,000,000
Calyon (Yankee)
1.88%—2.50%, 3/5/09—3/10/09	150,000,000	150,000,000
Compass Bank
3.18%, 3/5/09	200,000,000 [a]	200,000,000
Credit Suisse (Yankee)
1.95%, 3/11/09	150,000,000	150,000,000
Fortis Bank (Yankee)
3.17%, 3/9/09	200,000,000	200,000,000
Total Negotiable Bank Certificates of Deposit
(cost $1,590,004,094)		1,590,004,094

Commercial Paper—50.9%

Abbey National North America LLC
0.03%, 1/2/09	240,000,000	239,999,800
ABN-AMRO North America Finance Inc.
2.08%, 3/11/09	450,000,000	448,214,625
Allied Irish Banks N.A. Inc.
1.46%, 3/30/09	350,000,000 [a]	348,759,444
Autobahn Funding Company
3.12%, 2/25/09	19,000,000 [a]	18,910,014
Bank of Ireland
2.11%—2.30%, 1/26/09—3/9/09	425,000,000 [a]	424,029,757
Barton Capital LLC
1.15%—2.01%, 1/12/09—2/5/09	201,038,000 [a]	200,726,746
BNP Paribas Finance Inc.
0.01%, 1/2/09	200,000,000	199,999,944
Bryant Park Funding LLC
0.30%, 1/15/09	300,075,000 [a]	300,039,991
Calyon NA Inc.
1.33%, 4/1/09	350,000,000	348,836,250
Cancara Asset Securitisation Ltd.
1.40%—2.15%, 2/12/09—3/16/09	350,000,000 [a]	349,088,056

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)	Value ($)

Commercial Paper (continued)

Edison Asset Securitization LLC
1.60%, 1/22/09	200,000,000 [a]	199,813,333
General Electric Capital Corp.
0.06%—2.52%, 1/2/09—2/4/09	400,000,000	399,303,097
Mont Blanc Capital Corp.
2.26%, 2/5/09	149,625,000 [a]	149,297,695
Regency Markets No. 1 LLC
1.00%—1.20%, 1/9/09—3/10/09	242,564,000 [a]	242,384,701
Societe Generale N.A. Inc.
1.39%, 3/18/09	300,000,000	299,119,667
Surrey Funding Corp.
1.25%, 2/6/09	100,000,000 [a]	99,875,000
Thames Asset Global Securitization No. 1 Inc.
1.81%—2.01%, 1/15/09—2/25/09	341,037,000 [a]	340,467,491
Tulip Funding Corp.
0.75%, 1/15/09	123,338,000 [a]	123,302,026
UBS Finance Delaware LLC
0.01%, 1/2/09	400,000,000	399,999,889
Total Commercial Paper
(cost $5,132,167,526)		5,132,167,526

Corporate Notes—15.9%

Abbey National North America LLC
2.42%, 2/20/09	100,000,000 [b]	100,000,000
Bank of Montreal
1.89%, 1/13/09	50,000,000 [b]	50,000,000
Bank of Scotland PLC
2.34%—2.35%, 2/25/09—2/26/09	150,000,000 [b]	150,001,503
Barclays Bank PLC
1.94%, 1/13/09	100,000,000 [b]	100,000,000
Citigroup Funding Inc.
1.45%, 5/8/09	250,000,000 [b]	250,000,000
Credit Suisse (USA) Inc.
2.28%—4.99%, 1/7/09—1/14/09	175,000,000 [a,b]	175,000,350
Danske Corp., Inc.
4.57%, 1/9/09	150,000,000 [a,b]	150,000,000
Dexia Delaware LLC
4.46%, 1/20/09	75,000,000 [b]	74,995,754
National Australia Bank
2.44%, 2/19/09	125,000,000 [b]	125,000,000
Royal Bank of Canada
1.87%, 1/5/09	100,000,000 [b]	100,000,000

The Funds 9

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)	Value ($)

Corporate Notes (continued)

Skandinaviska Enskilda Banken AB
2.49%, 2/11/09	100,000,000 [a,b]	100,000,000
Toyota Motor Credit Corp.
1.21%, 1/15/09	100,000,000 [b]	99,999,922
Wachovia Bank, N.A.
2.15%, 2/23/09	37,100,000 [b]	37,092,683
Westpac Banking Corp.
1.87%, 1/5/09	85,000,000 [a,b]	85,000,000
Total Corporate Notes
(cost $1,597,090,212)		1,597,090,212

Short-Term Bank Note—.3%

Bank of Scotland PLC
1.87%, 1/7/09
(cost $33,000,000)	33,000,000 [b]	33,000,000

U.S. Government Agency—2.5%

Federal Home Loan Bank
2.19%, 3/11/09
(cost $250,000,000)	250,000,000 [b]	250,000,000

Time Deposits—5.8%

Commerzbank AG (Grand Cayman)
0.005%, 1/2/09	350,000,000	350,000,000
Compass Bank (Grand Cayman)
0.002%, 1/2/09	25,000,000	25,000,000
Marshall & Ilsley Bank Milwaukee, WI (Grand Cayman)
0.003%—0.02%, 1/2/09	215,000,000	215,000,000
Total Time Deposits
(cost $590,000,000)		590,000,000

Repurchase Agreements—7.4%

Banc of America Securities LLC
0.01%, dated 12/31/08, due 1/2/09 in the amount of
$200,000,111 (fully collateralized by $192,950,800
U.S. Treasury Notes, 1.75%-4.50%, due
9/30/11-11/15/11, value $204,000,094)	200,000,000	200,000,000

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)	Value ($)

Repurchase Agreements (continued)

Goldman, Sachs & Co.
0.002%, dated 12/31/08, due 1/2/09 in the amount of
$300,000,033 (fully collateralized by $294,874,500
U.S. Treasury Notes, 4%, due 9/30/09, value
$306,000,082)	300,000,000	300,000,000
Mizuho Securities USA
0.02%, dated 12/31/08, due 1/2/09 in the amount of
$250,000,278 (fully collateralized by $173,888,000
U.S. Treasury Bills, due 1/2/09-12/17/09, value
$173,836,089 and $70,505,000 U.S. Treasury Notes,
4.25%, due 11/15/13, value $81,163,985)	250,000,000	250,000,000
Total Repurchase Agreements
(cost $750,000,000)		750,000,000

Total Investments (cost $9,942,261,832)	98.5%	9,942,261,832

Cash and Receivables (Net)	1.5%	154,581,688

Net Assets	100.0%	10,096,843,520

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2008, these securities amounted to $3,506,694,604 or 34.7% of net assets.

b	Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Banking	55.1	Finance	5.0
Asset-Backed/Multi-Seller Programs	18.9	U.S. Government Agency	2.5
Foreign/Governmental	9.6
Repurchase Agreements	7.4		98.5

† Based on net assets.
See notes to financial statements.

The Funds 11

STATEMENT OF INVESTMENTS December 31, 2008

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Government Fund	Purchase (%)	Amount ($)	Value ($)

U.S. Government Agencies—100.5%

Federal Home Loan Bank:
2/18/09	2.10	5,000,000 [a]	5,000,000
2/20/09	1.05	18,000,000	17,973,750
3/17/09	2.56	5,500,000	5,499,157
5/19/09	2.50	5,000,000	5,000,282
Federal National Mortgage Association
1/26/09	2.73	5,000,000 [b]	4,990,625
Tennessee Valley Authority
1/2/09	0.01	2,000,000	1,999,999

Total Investments (cost $40,463,813)		100.5%	40,463,813

Liabilities, Less Cash and Receivables		(.5%)	(187,117)

Net Assets		100.0%	40,276,696

a	Variable rate security—interest rate subject to periodic change.

b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.As such, the FHFA will oversee the continuing affairs of these companies.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)

Federal Home Loan Bank	83.1	Tennessee Valley Authority	5.0
Federal National Mortgage Association	12.4		100.5
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS December 31, 2008

		Annualized
		Yield on
		Date of	Principal
Dreyfus Institutional Reserves Treasury Fund		Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—65.2%

1/2/09		0.72	500,000,000	499,990,000
1/29/09		1.10	500,000,000	499,572,223
3/5/09		0.03	400,000,000	399,979,333
5/15/09		0.08	100,000,000	99,970,222
5/28/09		0.48	250,000,000	249,510,000
6/11/09		0.28	50,000,000	49,938,507
6/24/09		0.42	200,000,000	199,594,000
7/2/09		0.23	100,000,000	99,884,361
Total U.S. Treasury Bills
(cost $2,098,438,646)				2,098,438,646

Repurchase Agreements—50.1%

Banc of America Securities LLC
dated 12/31/08, due 1/2/09 in the amount of $210,000,117
(fully collateralized by $192,979,300 U.S. Treasury Notes,
4.50%, due 9/30/11, value $214,200,004)		0.01	210,000,000	210,000,000
BNP Paribas
dated 12/31/08, due 1/2/09 in the amount of $475,000,132
(fully collateralized by $173,533,400 Treasury Inflation Protected
Securities, 2%, due 1/15/26, value $182,693,139 and $509,041,900
U.S. Treasury Strips, due 11/15/21-11/15/27, value $301,806,901)		0.01	475,000,000	475,000,000
Citigroup Global Markets Holdings Inc.
dated 12/31/08, due 1/2/09 in the amount of $351,000,195
(fully collateralized by $341,824,600 Treasury Inflation Protected
Securities, 2%, due 4/15/12, value $358,020,074)		0.01	351,000,000	351,000,000
Goldman, Sachs & Co.
dated 12/31/08, due 1/2/09 in the amount of $100,000,028
(fully collateralized by $73,401,900 U.S. Treasury Bonds,
7.50%, due 11/15/16, value $102,000,043)		0.01	100,000,000	100,000,000
Mizuho Securities USA
dated 12/31/08, due 1/2/09 in the amount of $475,000,528
(fully collateralized by $484,609,500 U.S. Treasury Bills,
due 1/15/09-6/18/09, value $484,500,035)		0.02	475,000,000	475,000,000
Total Repurchase Agreements
(cost $1,611,000,000)				1,611,000,000

Total Investments (cost $3,709,438,646)			115.3%	3,709,438,646
Liabilities, Less Cash and Receivables			(15.3%)	(492,008,574)
Net Assets			100.0%	3,217,430,072

Portfolio Summary (Unaudited)†
	Value (%)			Value (%)

U.S. Treasury Bills	65.2	Repurchase Agreements		50.1
				115.3

† Based on net assets.
See notes to financial statements.
				The Funds 13

STATEMENT OF INVESTMENTS December 31, 2008

		Annualized
		Yield on
		Date of	Principal
Dreyfus Institutional Reserves Treasury Prime Fund		Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—107.9%

1/2/09		0.29	127,000,000	126,998,971
1/8/09		1.20	144,000,000	143,966,692
1/15/09		0.70	59,000,000	58,983,939
1/22/09		0.01	88,000,000	87,999,743
1/29/09		1.10	111,000,000	110,905,461
2/5/09		0.33	80,000,000	79,974,333
2/12/09		0.43	50,000,000	49,974,917
3/5/09		0.35	175,000,000	174,893,663
3/12/09		0.01	79,000,000	78,998,473
3/19/09		0.10	116,000,000	115,975,264
3/26/09		0.04	175,000,000	174,983,667
4/2/09		0.58	80,000,000	79,884,171
5/15/09		0.44	25,000,000	24,959,056
6/4/09		0.26	17,000,000	16,981,092
6/11/09		0.30	50,000,000	49,934,035

Total Investments (cost $1,375,413,477)			107.9%	1,375,413,477
Liabilities, Less Cash and Receivables			(7.9%)	(100,346,761)
Net Assets			100.0%	1,275,066,716

Portfolio Summary (Unaudited)†
	Value (%)

U.S. Treasury Bills	107.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES December 31, 2008

		Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Institutional	Institutional	Institutional
	Institutional	Reserves	Reserves	Reserves
	Reserves	Government	Treasury	Treasury Prime
	Money Fund	Fund	Fund	Fund

Assets ($):
Investments in securities—Note 1(a,b)†	9,942,261,832[a]	40,463,813	3,709,438,646[a]	1,375,413,477
Cash	174,991,457	—	13,476,546	19,718
Interest receivable	15,323,099	132,488	499	—
Prepaid expenses	1,292,392	13,162	440,953	61,297
	10,133,868,780	40,609,463	3,723,356,644	1,375,494,492

Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 2(a)	2,131,873	6,854	854,984	256,082
Cash overdraft due to Custodian	—	325,913	—	—
Payable for investment securities purchased	—	—	499,863,694	99,981,694
Payable for shares of
Beneficial Interest redeemed	34,893,387	—	5,207,894	190,000
	37,025,260	332,767	505,926,572	100,427,776

Net Assets ($)	10,096,843,520	40,276,696	3,217,430,072	1,275,066,716

Composition of Net Assets ($):
Paid-in capital	10,098,560,422	40,267,771	3,217,905,577	1,275,087,290
Accumulated undistributed investment income—net	88,991	—	18,117	—
Accumulated net realized gain
(loss) on investments	(1,805,893)	8,925	(493,622)	(20,574)

Net Assets ($)	10,096,843,520	40,276,696	3,217,430,072	1,275,066,716

Net Asset Value Per Share
Institutional Shares
Net Assets ($)	3,513,565,018	14,816,572	217,233,795	866,681,039
Shares Outstanding	3,514,270,673	14,813,304	217,258,631	866,695,236
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

Hamilton Shares
Net Assets ($)	4,038,234,660	6,261	745,179,411	36,991,793
Shares Outstanding	4,038,921,686	6,260	745,261,671	36,992,388
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

Agency Shares
Net Assets ($)	53,413,338	6,261	57,194,579	6,260
Shares Outstanding	53,422,892	6,260	57,201,845	6,260
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

Premier Shares
Net Assets ($)	1,797,040,214	25,447,602	1,688,060,289	371,387,624
Shares Outstanding	1,797,238,176	25,441,978	1,688,240,657	371,393,406
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

Classic Shares
Net Assets ($)	694,590,290	—	509,761,998	—
Shares Outstanding	694,705,253	—	509,819,486	—
Net Asset Value Per Share ($)	1.00	—	1.00	—

† Investments at cost ($)	9,942,261,832	40,463,813	3,709,438,646	1,375,413,477

a	Amount includes repurchase agreements of $750,000,000 and $1,611,000,000 for Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund, respectively, See Note 1(b).

See notes to financial statements.

The Funds 15

STATEMENT OF OPERATIONS Year Ended December 31, 2008

		Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Institutional	Institutional	Institutional
	Institutional	Reserves	Reserves	Reserves
	Reserves	Government	Treasury	Treasury Prime
	Money Fund	Fund	Fund	Fund

Investment Income ($):
Interest Income	353,619,386	1,832,605	65,072,722	6,115,889
Expenses:
Management fee—Note 2(a)	10,148,038	104,260	3,302,955	681,066
Shareholder servicing costs	8,812,518	86,606	5,536,782	405,252
Distribution fees—Note 2(b)	5,149,179	49,941	3,363,905	294,530
Administrative expenses—Note 2(a)	4,376,032	28,841	1,319,668	100,562
Treasury insurance expenses—Note 1(f)	1,122,139	11,403	382,888	51,932
Custodian fees—Note 2(c)	422,290	14,362	118,981	11,373
Professional fees	402,025	6,790	106,991	9,127
Registration fees	164,891	79,005	127,287	86,296
Prospectus and shareholders’ reports	96,173	4,991	24,677	4,986
Trustees’ fees and expenses	23,335	9,558	14,822	9,602
Miscellaneous	387,127	45,823	187,999	48,084
Total Expenses	31,103,747	441,580	14,486,955	1,702,810
Less—reduction in management fees
due to undertaking—Note 2(a)	—	(187,660)	(612,684)	(167,535)
Less—reduction in fees due to
earnings credits—Note 1(b)	(1,295)	(8)	(352)	(36)
Net Expenses	31,102,452	253,912	13,873,919	1,535,239
Investment Income—Net	322,516,934	1,578,693	51,198,803	4,580,650

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	346,292	8,925	—	(3,309)
Net Increase in Net Assets Resulting from Operations	322,863,226	1,587,618	51,198,803	4,577,341

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dreyfus Institutional		Dreyfus Institutional
	Reserves Money Fund		Reserves Government Fund

	Year Ended December 31,		Year Ended December 31,
	2008[a]	2007[a]	2008[b]	2007[b]

Operations ($):
Investment income—net	322,516,934	559,781,607	1,578,693	3,052,194
Net realized gain (loss) on investments	346,292	(898,329)	8,925	—
Net Increase from payment by affiliate for losses
realized on securities—(Note 1)	—	827,570	—	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	322,863,226	559,710,848	1,587,618	3,052,194

Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(107,851,303)	(130,553,341)	(1,212,985)	(2,568,735)
Hamilton Shares	(134,029,094)	(233,832,552)	(17)	(4,226)
Agency Shares	(5,325,642)	(10,223,569)	(15)	—
Premier Shares	(54,507,249)	(148,605,565)	(365,676)	(479,233)
Classic Shares	(20,803,971)	(36,565,878)	—	—
Retail Shares	—	(702)	—	—
Total Dividends	(322,517,259)	(559,781,607)	(1,578,693)	(3,052,194)

Beneficial Interest
Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	19,166,358,470	12,893,080,308	50,719,458	5,857,080
Hamilton Shares	19,364,772,507	20,700,784,832	6,250	37,390,000
Agency Shares	993,083,614	1,145,284,616	6,250	—
Premier Shares	4,659,555,491	13,250,861,785	208,567,631	61,612,354
Classic Shares	6,250,781,496	8,102,355,189	—	—
Retail Shares	—	68,814	—	—
Dividends reinvested:
Institutional Shares	641,557	3,041,505	1,025,463	2,772,075
Hamilton Shares	22,027,552	50,426,809	—	4,226
Agency Shares	74,178	101,022	—	—
Premier Shares	1,900,845	28,047,640	—	—
Classic Shares	19,023,663	38,341,624	—	—
Retail Shares	—	702	—	—
Cost of shares redeemed:
Institutional Shares	(19,153,235,765)	(9,927,332,112)	(94,906,455)	(863,879)
Hamilton Shares	(19,894,566,297)	(21,308,199,020)	—	(37,394,226)
Agency Shares	(1,449,609,974)	(694,833,921)	(10)	—
Premier Shares	(5,261,784,186)	(13,962,784,549)	(190,392,993)	(64,129,945)
Classic Shares	(6,653,595,847)	(8,516,058,063)	—	—
Retail Shares	—	(69,526)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,934,572,696)	1,803,117,655	(24,974,406)	5,247,685
Total Increase (Decrease) In Net Assets	(1,934,226,729)	1,803,046,896	(24,965,481)	5,247,685

Net Assets ($):
Beginning of Period	12,031,070,249	10,228,023,353	65,242,177	59,994,492
End of Period	10,096,843,520	12,031,070,249	40,276,696	65,242,177
Undistributed investment income—net	88,991	89,316	—	—

a	Represents information for the fund’s predecessor, BNY Hamilton Money Fund through September 12, 2008.

b	Represents information for the fund’s predecessor, BNY Hamilton U.S. Government Money Fund through September 12, 2008.

See notes to financial statements.

The Funds 17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Dreyfus Institutional		Dreyfus Institutional
	Reserves Treasury Fund		Reserves Treasury Prime Fund

	Year Ended December 31,		Year Ended December 31,
	2008[a]	2007[a]	2008[b]	2007[b]

Operations ($):
Investment income—net	51,198,803	149,090,757	4,580,650	4,441,374
Net realized gain (loss) on investments	—	(112,276)	(3,309)	(17,265)
Net Increase (Decrease) in Net Assets
Resulting from Operations	51,198,803	148,978,481	4,577,341	4,424,109

Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(3,925,339)	(14,724,311)	(2,476,439)	(2,748,676)
Hamilton Shares	(16,438,820)	(35,567,660)	(174,133)	(152,011)
Agency Shares	(740,085)	(1,574,784)	(9)	—
Premier Shares	(24,763,726)	(83,541,983)	(1,913,994)	(876,774)
Classic Shares	(5,348,818)	(13,682,019)	(16,075)	(663,913)
Total Dividends	(51,216,788)	(149,090,757)	(4,580,650)	(4,441,374)

Beneficial Interest
Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	450,742,804	1,609,442,058	1,176,998,669	178,579,670
Hamilton Shares	6,291,246,442	4,841,204,449	245,913,263	58,904,948
Agency Shares	2,338,478,859	2,767,985,820	6,250	—
Premier Shares	4,584,253,849	7,249,848,755	1,112,062,136	201,080,339
Classic Shares	1,994,389,305	2,321,658,003	681,382	48,635,894
Dividends reinvested:
Institutional Shares	62,525	2,538,093	1,422,280	2,952,647
Hamilton Shares	1,668,016	8,375,184	62,208	78,195
Agency Shares	—	31	—	—
Premier Shares	834,197	7,130,542	39,473	2,192
Classic Shares	4,636,931	13,813,840	16,075	14,449
Cost of shares redeemed:
Institutional Shares	(603,502,181)	(1,273,708,546)	(389,409,046)	(154,051,905)
Hamilton Shares	(6,852,327,400)	(4,257,562,194)	(222,789,709)	(45,176,527)
Agency Shares	(2,303,264,144)	(2,747,663,859)	—	—
Premier Shares	(5,031,750,861)	(6,851,856,275)	(843,080,447)	(99,001,059)
Classic Shares	(1,931,266,984)	(2,364,442,331)	(8,851,431)	(40,496,380)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,055,798,642)	1,326,763,570	1,073,071,103	151,522,463
Total Increase (Decrease) In Net Assets	(1,055,816,627)	1,326,651,294	1,073,067,794	151,505,198

Net Assets ($):
Beginning of Period	4,273,246,699	2,946,595,405	201,998,922	50,493,724
End of Period	3,217,430,072	4,273,246,699	1,275,066,716	201,998,922
Undistributed investment income—net	18,117	36,102	—	—

a	Represents information for the fund’s predecessor, BNY Hamilton Treasury Money Fund through September 12, 2008.

b	Represents information for the fund’s predecessor, BNY Hamilton 100% U.S.Treasury Securities Money Fund through September 12, 2008.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Government Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund’s (the “funds”) Institutional, Hamilton, Agency, Premier and Classic shares represents the financial highlights of the fund’s predecessor, BNY Hamilton Funds, before the funds commenced operation as of the close of business on September 12, 2008, and represent the performance of the fund’s Institutional, Hamilton, Agency, Premier and Classic shares threafter. Before the funds commenced operation, substantially all of the assets of BNY Hamilton Funds were transferred to the fund’s Institutional, Hamilton, Agency, Premier and Classic shares in a tax-free reorganization.Total return shows how much an investment in the fund’s Institutional, Hamilton, Agency, Premier and Classic shares would have increased (or decreased), assuming all dividends and distributions were reinvested.

		Per Share Data ($)					Ratios/Supplemental Data (%)

						Ratio of	Ratio of	Ratio of Net
	Net Asset		Dividends Net Asset			Total	Net	Investment
	Value	Net	from Net	Value		Expenses Expenses Income to Net Assets
	Beginning Investment Investment			End	Total	to Average to Average Average			End of
	of Period	Income	Income	of Period Return (%) Net Assets Net Assets Net Assets					Period

Dreyfus Institutional
Reserves Money Fund
Institutional Shares
Year Ended December 31,
2008	1.00	.028	(.028)	1.00	2.86	.15	.15	2.84	3,513,565
2007	1.00	.052	(.052)	1.00	5.30	.15	.15	5.14	3,500,461
2006	1.00	.049	(.049)	1.00	5.05	.14	.14	5.09	531,689
2005[a]	1.00	.005	(.005)	1.00	.50[b]	.14[c]	.14[c]	4.08[c]	47,288
Hamilton Shares
Year Ended December 31,
2008	1.00	.028	(.028)	1.00	2.81	.20	.20	2.87	4,038,235
2007	1.00	.051	(.051)	1.00	5.25	.20	.20	5.13	4,545,664
2006	1.00	.048	(.048)	1.00	5.00	.19	.19	4.89	5,102,680
2005	1.00	.031	(.031)	1.00	3.09	.20	.20	3.11	4,813,508
2004	1.00	.012	(.012)	1.00	1.19	.21	.21	1.19	3,849,873
Agency Shares
Year Ended December 31,
2008	1.00	.027	(.027)	1.00	2.70	.30	.30	3.31	53,413
2007	1.00	.050	(.050)	1.00	5.15	.30	.30	5.20	509,874
2006	1.00	.024	(.024)	1.00	2.43	.29	.29	5.08	59,322
2005[a]	1.00	—[d]	—[d]	1.00	—[e]	—[e]	—[e]	—[e]	—[f]
Premier Shares
Year Ended December 31,
2008	1.00	.025	(.025)	1.00	2.55	.45	.45	2.60	1,797,040
2007	1.00	.049	(.049)	1.00	4.99	.44	.44	4.89	2,396,847
2006	1.00	.046	(.046)	1.00	4.74	.44	.44	4.68	3,080,742
2005	1.00	.028	(.028)	1.00	2.83	.45	.45	2.79	2,052,334
2004	1.00	.009	(.009)	1.00	.93	.46	.46	.92	2,072,615
Classic Shares
Year Ended December 31,
2008	1.00	.023	(.023)	1.00	2.30	.70	.70	2.34	694,590
2007	1.00	.046	(.046)	1.00	4.73	.70	.70	4.63	1,078,224
2006	1.00	.044	(.044)	1.00	4.48	.69	.69	4.41	1,453,589
2005	1.00	.026	(.026)	1.00	2.57	.70	.70	2.59	1,163,077
2004	1.00	.007	(.007)	1.00	.68	.71	.71	.68	1,036,872

a	From November 15, 2005 (commencement of initial offering) to December 31, 2005.

b	Not annualized.

c	Annualized.

[d]	Amount represents less than $.0005 per share.

e	Amount represents less than .01%.

f	Amount represents less than $1,000.

See notes to financial statements.

The Funds 19

FINANCIAL HIGHLIGHTS *(continued)*

	Per Share Data ($)					Ratios/Supplemental Data (%)			
	Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period
Dreyfus Institutional Reserves Government Fund									
Institutional Shares									
Year Ended December 31,									
2008	1.00	.020	(.020)	1.00	2.00	.40	.17	1.96	14,817
2007	1.00	.049	(.049)	1.00	5.06	.48	.16	4.94	57,975
2006[a]	1.00	.009	(.009)	1.00	.86[b]	.65[c]	.16[c]	5.13[c]	50,210
Hamilton Shares									
Year Ended December 31,									
2008	1.00	.003	(.003)	1.00	.28	.26	.26	.89	6
2007	1.00	–[d]	–[d]	1.00	.02	.78	.20	4.13	–[f]
2006[a]	1.00	–[d]	–[d]	1.00	–[e]	–[e]	–[e]	–[e]	–[f]
Agency Shares									
Year Ended December 31,									
2008	1.00	.002	(.002)	1.00	.25	.34	.34	.79	6
2007	1.00	–[d]	–[d]	1.00	–[e]	–[e]	–[e]	–[e]	–[f]
2006[a]	1.00	–[d]	–[d]	1.00	–[e]	–[e]	–[e]	–[e]	–[f]
Premier Shares									
Year Ended December 31,									
2008	1.00	.017	(.017)	1.00	1.71	.61	.46	1.14	25,448
2007	1.00	.047	(.047)	1.00	4.76	.77	.45	4.67	7,267
2006[a]	1.00	.004	(.004)	1.00	.44[b]	.90[c]	.45[c]	4.87[c]	9,785

[a] *From November 1, 2006 (commencement of operations) to December 31, 2006.*

[b] *Not annualized.*

[c] *Annualized.*

[d] *Amount represents less than $.0005 per share.*

[e] *Amount represents less than .01%.*

[f] *Amount represents less than $1,000.*

See notes to financial statements.

20

FINANCIAL HIGHLIGHTS *(continued)*

	Per Share Data ($)					Ratios/Supplemental Data (%)			
	Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period
Dreyfus Institutional Reserves Treasury Prime Fund									
Institutional Shares									
Year Ended December 31,									
2008	1.00	.014	(.014)	1.00	1.41	.19	.17	.85	866,681
2007	1.00	.045	(.045)	1.00	4.55	.34	.16	4.36	77,674
2006[a]	1.00	.008	(.008)	1.00	.82[b]	.67[c]	.16[c]	4.91[c]	50,203
Hamilton Shares									
Year Ended December 31,									
2008	1.00	.014	(.014)	1.00	1.37	.25	.21	1.03	36,992
2007	1.00	.033	(.033)	1.00	3.29	.35	.20	3.80	13,806
2006[a]	1.00	–[d]	–[d]	1.00	–[e]	–[e]	–[e]	–[e]	–[f]
Agency Shares									
Year Ended December 31,									
2008	1.00	.002	(.002)	1.00	.16[b]	.31	.31	.50	6
2007	1.00	–[d]	–[d]	1.00	–[e]	–[e]	–[e]	–[e]	–[f]
2006[a]	1.00	–[d]	–[d]	1.00	–[e]	–[e]	–[e]	–[e]	–[f]
Premier Shares									
Year Ended December 31,									
2008	1.00	.011	(.011)	1.00	1.11	.50	.46	.88	371,388
2007	1.00	.041	(.041)	1.00	4.25	.62	.45	3.66	102,368
2006[a]	1.00	–[d]	–[d]	1.00	.04[b]	.98[c]	.45[c]	4.50[c]	291

22

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

The Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Government Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund (each, a “fund”), each a separate series of Dreyfus Institutional Reserves Funds (the“Company”),are registered under the Investment Company Act of 1940, as amended (the “Act”). Each fund is a diversified open-end management investment company.The fund accounts separately for the assets, liabilities and operations of each series. Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on September 12, 2008, pursuant to an Agreement and Plan of Reorganization previously approved by the Board of Trustees, all of the assets, subject to the liabilities, of BNY Hamilton Money Fund (“Money Fund”), a series of BNY Hamilton Funds, were transferred to Dreyfus Institutional Reserves Money Fund in exchange for corresponding class of shares of Beneficial Interest of Dreyfus Institutional Reserves Money Fund of equal value. Shareholders of Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares of Money Fund received Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares of Dreyfus Institutional Reserves Money Fund, in each case in an amount equal to the aggregate net asset value of their investment in the Money Fund at the time of the exchange. The net asset value of Dreyfus Institutional Reserves Money Fund’s shares on the close of business September 12, 2008, after the reorganization was $1.00 for all the classes of shares, and a total of 3,585,109,116 Institutional shares, 4,967,371,776 Hamilton shares, 59,293,010 Agency shares, 1,945,506,980 Premier shares and 786,217,068 Classic shares, representing net assets of $11,340,497,570 were issued to shareholders of Money Fund shareholders in the exchange.The exchange was a tax-free event to shareholders.

As of the close of business on September 12, 2008, pursuant to an Agreement and Plan of Reorganization previously approved by the Board of Trustees, all of the assets, subject to the liabilities, of BNY Hamilton U.S. Government Money Fund (“U.S. Government Money Fund”),a series of BNY Hamilton Funds, were transferred to Dreyfus Institutional Reserves Government Fund in exchange for corresponding class of shares of Beneficial Interest of Dreyfus Institutional Reserves Government Fund of equal value. Shareholders of Institutional shares, Hamilton shares, Agency shares and Premier shares of U.S. Government Money Fund received Institutional shares, Hamilton shares, Agency shares and Premier shares of Dreyfus Institutional Reserves Government Money Fund, in each case in an amount equal to the aggregate net asset value of their investment in the U.S. Government Money Fund at the time of the exchange. The net asset value of Dreyfus Institutional Reserves Government Fund’s shares on the close of business September 12, 2008, after the reorganization was $1.00 for all the classes of shares, and a total of 68,252,942 Institutional shares, 10 Hamilton shares, 10 Agency shares and 31,674,696 Premier shares, representing net assets of $99,927,627 were issued to shareholders of U.S. Government Money Fund shareholders in the exchange.The exchange was a tax-free event to shareholders.

As of the close of business on September 12, 2008, pursuant to an Agreement and Plan of Reorganization previously approved by the Board of Trustees, all of the assets, subject to the liabilities, of BNY Hamilton Treasury Money Fund (“Treasury Money Fund”), a series of BNY Hamilton Funds, were transferred to Dreyfus Institutional Reserves Treasury Fund in exchange for corresponding class of shares of Beneficial Interest of Dreyfus Institutional Reserves Treasury Fund of equal value. Shareholders of Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares of Treasury Money Fund received Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares of Dreyfus Institutional Reserves Treasury Money Fund, in each case in an amount equal to the aggregate net asset value of their investment in the Treasury Money Fund at the time of the exchange. The net asset value of Dreyfus Institutional Reserves Treasury Fund’s shares on the close of business September 12, 2008, after the reorganization was $1.00 for all the classes of shares, and a total of 227,829,711 Institutional shares, 863,453,954 Hamilton shares, 24,945,163 Agency

The Funds 23

NOTES TO FINANCIAL STATEMENTS (continued)

shares, 1,624,149,892 Premier shares and 475,671,455 Classic shares, representing net assets of $3,216,173,464 were issued to shareholders of Treasury Money Fund shareholders in the exchange.The exchange was a tax-free event to shareholders.

As of the close of business on September 12, 2008, pursuant to an Agreement and Plan of Reorganization previously approved by the Board of Trustees, all of the assets, subject to the liabilities, of BNY Hamilton 100% U.S.Treasury Securities Money Fund (“100% U.S.Treasury Securities Money Fund”), a series of BNY Hamilton Funds, were transferred to Dreyfus Institutional Reserves Treasury Prime Fund in exchange for corresponding class of shares of Beneficial Interest of Dreyfus Institutional Reserves Treasury Prime Fund of equal value. Shareholders of Institutional shares, Hamilton shares, Agency shares and Premier shares of 100% U.S. Treasury Securities Money Fund received Institutional shares, Hamilton shares, Agency shares and Premier shares of Dreyfus Institutional Reserves Treasury Prime Money Fund, in each case in an amount equal to the aggregate net asset value of their investment in the 100% U.S.Treasury Securities Money Fund at the time of the exchange. The net asset value of Dreyfus Institutional Reserves Treasury Prime Fund’s shares on the close of business September 12, 2008, after the reorganization was $1.00 for all the classes of shares, and a total of 110,137,710 Institutional shares, 4,211,173 Hamilton shares, 6,260 Agency shares and 271,624,042 Premier shares, representing net assets of $385,948,853 were issued to shareholders of 100% U.S. Treasury Securities Money Fund shareholders in the exchange. The exchange was a tax-free event to shareholders.

Each of the former BNY Hamilton funds is the accounting survivor and as such their historical performance is presented for periods through September 12, 2008.

As of September 27, 2007, the Money Fund held $350 million face amount of commercial paper issued by Victoria Finance Ltd. and Victoria Finance LLC. On that date, due to market conditions, the Advisor’s parent, BNY Mellon, purchased these securities from the Money Fund for $351,701,692. (That amount represented the amortized cost of the securities plus accrued interest.) BNY Mellon did not receive any shares of the Money Fund or other consideration in exchange for purchasing the securities. The fair market value of the commercial paper at the time of the sale was

$350,874,122.The excess of purchase price over the current fair value amounted to $827,570 and is reflected in the Statement of Changes in Net Assets as a payment by affiliate for losses realized on securities, and had no impact on the Money Fund’s total return.

Effective July 1, 2008, BNY Mellon reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York Mellon (formerly,The Bank of NewYork).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund offers Institutional shares, Hamilton shares, Agency shares and Premier shares. In addition, Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund also offer Classic shares. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Hamilton shares, Agency shares, Premier shares and Classic shares are subject to a Service Plan adopted pursuant to rule 12b-1 under the Act.

As of December 31, 2008, MBC Investment Corp., an indirect subsidiary of BNY Mellon, held 6,250 Hamilton and Agency shares of the Dreyfus Institutional Reserves Government Fund and 6,250 Agency shares of the Dreyfus Institutional Reserves Treasury Prime Fund.

It is each fund’s policy to maintain a continuous net asset value per share of $1.00 for each class; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that each fund will be able to maintain a stable net asset value per share of $1.00.

Each fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications.The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of each fund’s investments.

Each fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Dreyfus Institutional Reserves Money Fund’s investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant
Observable Inputs	9,942,261,832
Level 3—Significant
Unobservable Inputs	0
Total	9,942,261,832

The following is a summary of the inputs used as of December 31, 2008 in valuing the Dreyfus Institutional Reserves Government Fund’s investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant
Observable Inputs	40,463,813
Level 3—Significant
Unobservable Inputs	0
Total	40,463,813

The following is a summary of the inputs used as of December 31, 2008 in valuing the Dreyfus Institutional Reserves Treasury Fund’s investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant
Observable Inputs	3,709,438,646
Level 3—Significant
Unobservable Inputs	0
Total	3,709,438,646

The following is a summary of the inputs used as of December 31, 2008 in valuing the Dreyfus Institutional ReservesTreasury Prime Fund’s investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant
Observable Inputs	1,375,413,477
Level 3—Significant
Unobservable Inputs	0
Total	1,375,413,477

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The Funds 25

NOTES TO FINANCIAL STATEMENTS (continued)

In March 2008, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

Each fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the funds include net earnings credits as an expense offset in the Statement of Operations.

Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Government Fund and Dreyfus Institutional Reserves Treasury Fund, each may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

(d) Dividends to shareholders: It is the policy of each fund, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). However, to the extent that a net realized capital gain can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each fund is treated as a separate entity for the purposes of determining such qualification.

As of and during the period ended December 31, 2008, the fund’s did not have any liabilities for any unrecognized tax positions. Each fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the funds did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2008, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

Table 1 summarizes each relevant fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2008.

The tax character of distributions for each fund paid to shareholders during the fiscal periods ended December 31, 2008 and December 31, 2007, were all ordinary income.

At December 31, 2008, the cost of investments of each fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) Treasury’s Temporary Guarantee Program: Each fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the price of shares of each fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, has been extended by the Treasury until April 30, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended period of the Program required a payment to the Treasury in the amount of .010%

and .015%, respectively, of each fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense is being borne by each fund without regard to any expense limitation currently in effect.

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Government Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund is computed at the annual rates of .14%, .16%, .14% and .16%, respectively, of the value of each fund’s average daily net assets and is payable monthly.

Prior to September 13, 2008,The Bank of NewYork Mellon (the “Advisor”) served as the investment advisor to the Money Fund, U.S. Government Money Fund,Treasury Money Fund and 100% U.S.Treasury Securities Money Fund.The Advisor’s fee was computed at annual rates of .07%, .08%, .07% and .08%, respectively, of the value of each fund’s average daily net assets and was payable monthly. During the period ended December 31, 2008, the Advisor and Manager earned the following amounts. See Table 2.

Table 1.

			Expiring in fiscal:†
	2013	2014	2015	2016	Total
Dreyfus Institutional Reserves Money Fund	490,172	965,090	350,631	—	1,805,893
Dreyfus Institutional Reserves Treasury Fund	166,638	214,708	112,276	—	493,622
Dreyfus Institutional Reserves Treasury Prime Fund	—	—	12,910	7,664	20,574

† If not applied, the carryovers expire in the above years.

Table 2.

	Advisor ($)		Manager ($)

Dreyfus Institutional Reserves Money Fund	6,126,445		4,021,593
Dreyfus Institutional Reserves Government Fund	46,146		58,114
Dreyfus Institutional Reserves Treasury Fund	1,847,535		1,455,420
Dreyfus Institutional Reserves Treasury Prime Fund	160,900		520,166

The Funds 27

NOTES TO FINANCIAL STATEMENTS (continued)

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. Table 3 summarizes the amount each relevant fund was reimbursed pursuant to the undertakings.

Table 3.

Dreyfus Institutional
Reserves Government Fund	$ 800
Dreyfus Institutional
Reserves Treasury Fund	598,629
Dreyfus Institutional
Reserves Treasury Prime Fund	1,069

The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund, until September 30, 2010, so that the direct expenses of Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .14%, .19%, .29%, .44%, and .69%, respectively.

The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the Dreyfus Institutional Reserves Government Fund and Dreyfus Institutional Reserves Treasury Prime Fund, until September 30, 2010, so that the direct expenses of the Institutional shares, Hamilton shares, Agency shares and Premier shares (excluding taxes, interest, brokerage commissions and extraordinary expenses) do not exceed .16%, .20%, ..30% and .45%, respectively.

During the period January 1, 2008 through September 12, 2008,The Bank of NewYork Mellon agreed to waive certain expenses for Treasury Fund, Government Fund and Treasury Prime Fund, which amounted to $14,055, $186,860 and

$166,466, respectively. This waiver was terminated as of the close of business on September 12, 2008.

The Bank of NewYork Mellon, served as administrator to the Money Fund, U.S. Government Money Fund, Treasury Money Fund and 100% U.S.Treasury Securities Money Fund pursuant to an Administration Agreement.The Administrator received a monthly fee equal to an annual rate of .05% of the average daily net assets of each former BNY Hamilton fund. This agreement was terminated as of the close of business on September 12, 2008, due to the reorganization.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Hamilton shares,Agency shares, Premier shares and Classic shares of each fund pay the Distributor for distributing their shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. The Plan provides for payments to be made at annual rates of .05%, .15%, .30% and .55% for Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund, respectively, of the value of each class’ average daily net assets. The Plan provides for payments to be made at annual rates of .04%, .14% and .29% for Dreyfus Institutional Reserves Government Fund and Dreyfus Institutional Reserves Treasury Prime Fund, respectively, of the value of each fund’s Hamilton shares, Agency shares and Premier shares average daily net assets. The fees payable under the Plan are payable without regard to actual expenses incurred. Table 4 summarizes the amount each fund was charged pursuant to the Plan during the period ended December 31, 2008.

Under the prior Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Classic shares for the Money Fund, Treasury Money Fund and 100% U.S. Treasury Securities Money Fund paid BNY Hamilton Distributors, Inc. for distri-

Table 4.

	Hamilton	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)

Dreyfus Institutional Reserves Money Fund	589,971	27,362	1,626,384	2,905,462
Dreyfus Institutional Reserves Government Fund	1	3	49,937	—
Dreyfus Institutional Reserves Treasury Fund	149,899	20,732	1,475,414	1,717,860
Dreyfus Institutional Reserves Treasury Prime Fund	3,533	3	289,427	1,567

bution and/or shareholder servicing expenses at an annual rate of .25% of the value of the average daily net assets of each fund’s Classic shares. During the period January 1, 2008 through September 12, 2008, Money Fund was charged $1,660,464, Treasury Money Fund was charged $853,213 and 100% U.S. Treasury Securities Money Fund was charged $1,567. This agreement was terminated as of the close of business on September 12, 2008.

(c) Under the prior Shareholder Services Plan, Hamilton shares,Agency shares, Premier shares and Classic shares of each relevant fund paid third-party institutions at annual rates of .05%, .15%, .30% and .30%, respectively, of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Hamilton shares, Agency shares, Premier shares and Classic shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The third-party institutions may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The third-party institutions determines the amounts to be paid to Service Agents. Table 5 summarizes the amount each fund was charged pursuant to the Shareholder Services Plan during the period January 1, 2008 through September 12, 2008. This agreement was terminated as of the close of business on September 12, 2008.

Each fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. Table 6 summarizes the amount each fund was charged pursuant to the cash management agreement during the period ended December 31, 2008.

Table 6.

Dreyfus Institutional
Reserves Money Fund	$1,295
Dreyfus Institutional
Reserves Government Fund	8
Dreyfus Institutional
Reserves Treasury Fund	352
Dreyfus Institutional
Reserves Treasury Prime Fund	36

Each fund compensatesThe Bank of NewYork Mellon, under a custody agreement to provide custodial services for each fund. Table 7 summarizes the amount each fund was charged pursuant to the custody agreement during the period ended September 12, 2008.

Table 7.

Dreyfus Institutional
Reserves Money Fund	$422,290
Dreyfus Institutional
Reserves Government Fund	14,362
Dreyfus Institutional
Reserves Treasury Fund	118,981
Dreyfus Institutional
Reserves Treasury Prime Fund	11,373

Table 8 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Currently, Board members fees are borne by the Manager as to each fund pursuant to the undertaking in effect.

Table 5.

	Hamilton	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)

Dreyfus Institutional Reserves Money Fund	1,747,063	214,088	4,663,347	1,988,040
Dreyfus Institutional Reserves Government Fund	—	—	44,411	—
Dreyfus Institutional Reserves Treasury Fund	373,463	49,476	4,014,403	1,010,155
Dreyfus Institutional Reserves Treasury Prime Fund	4,069	—	355,371	1,871

The Funds 29

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Subsequent Event:

On February 17, 2009, the Board ofTrustees of the Company approved the liquidation of the Dreyfus Institutional Reserves Government Fund, effective on or about March 27,

2009 (the “Liquidation Date”). Accordingly, effective on February 20, 2009, no new or subsequent investments in the fund will be permitted.

Table 8.

	Management	Distribution
	Fees ($)	Fees ($)

Dreyfus Institutional Reserves Money Fund	1,149,860	982,013
Dreyfus Institutional Reserves Government Fund	—	6,854
Dreyfus Institutional Reserves Treasury Fund	157,986	696,998
Dreyfus Institutional Reserves Treasury Prime Fund	173,399	82,683

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees Dreyfus Institutional Reserves Funds:

Dreyfus Institutional Reserves Money Fund Dreyfus Institutional Reserves Government Fund Dreyfus Institutional Reserves Treasury Fund Dreyfus Institutional Reserves Treasury Prime Fund

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Institutional Reserves Funds (comprising, respectively, Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Government Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund) as of December 31, 2008, and the related statements of operations and changes in net assets for the year then ended and financial highlights for the year then ended and for the year ended December 31,2004.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.The statement of changes in net assets for the year ended December 31, 2007 and the financial highlights for the years ended December 31, 2007, 2006 and 2005 were audited by other auditors whose report dated February 28, 2008, expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material

misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of each of the respective funds constituting Dreyfus Institutional Reserves Funds at December 31, 2008, the results of their operations and the changes in their net assets for the year then ended and the financial highlights for the year then ended and for the year ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

The Funds 31

IMPORTANT TAX INFORMATION (Unaudited)

Dreyfus Institutional Reserves Money Fund Dreyfus Institutional Reserves Government Fund Dreyfus Institutional Reserves Treasury Fund

For federal tax purposes the fund hereby designates 100% of ordinary income dividends paid during the fiscal year ended December 31, 2008 as qualifying “interest related dividends”.

Dreyfus Institutional Reserves Treasury Prime Fund

For federal tax purposes the fund hereby designates 100% of ordinary income dividends paid during the fiscal year ended

December 31, 2008 as qualifying interest related dividends. For State individual income tax purposes, the fund hereby designates 100% of the ordinary income dividends paid during its fiscal year ended December 31, 2008, as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board ofTrustees of the Company held on March 25, 2008, the Board considered the approval, through its renewal date of August 31, 2009, of the funds’ Management Agreements with the Manager, pursuant to which the Manager will provide the funds with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Funds. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information. The Board also discussed the nature, extent and quality of the services to be provided to the funds pursuant to the Management Agreements. The Board members also referenced information provided and discussions at previous meetings regarding the relationships the Manager has with various intermediaries and the different needs of each, the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to the different distribution channels.

The Board members considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio.

Dreyfus Institutional Reserves Treasury Fund

Representatives of the Manager advised the Board members that, upon shareholder approval and commencement of the fund’s operations, the fund would acquire the assets and performance record of the BNY Hamilton Treasury Money

Fund (the “Treasury Acquired Fund”). As the fund had not yet commenced operations, the Board members were not able to review the fund’s performance; however, the Board reviewed the performance record of the Treasury Acquired Fund as of December 31, 2007.The Board discussed with the representatives of the Manager the Treasury Acquired Fund’s performance record, the fund’s portfolio management team and the fund’s investment objective and policies.

The Board members reviewed comparisons of the proposed management fee to those of funds in the Lipper Institutional U.S.Treasury Money Market Funds category and the average and median management fees for those funds as a group, including the Treasury Acquired Fund.The fund’s contractual management fee was below the average and median management fees of the Lipper category. The fund’s estimated total expense ratio (after any fee waiver and/or expense reimbursements contractually agreed to by the Manager) for Institutional shares, which is not subject to any Rule-12b-1 or shareholder services fees, was below the average and median for the Lipper category (net of any fee waivers and reimbursements).

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates, including the Treasury Acquired Fund, with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Treasury Similar Funds”). Representatives of the Manager also noted that there were no other accounts managed by the Manager or its affiliates. Noting the fund’s unitary fee structure, the Board analyzed the differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided; it was noted that the Treasury Similar Funds had comparable or higher management fees than the fee to be paid by the fund.The Board members considered the relevance of the fee information provided for the Treasury Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Dreyfus Institutional Reserves Treasury Prime Fund

Representatives of the Manager advised the Board members that, upon shareholder approval and commencement of the

The Funds 33

INFORMATION ABOUT THE REVIEW AND APPROVAL

OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

fund’s operations, the fund would acquire the assets and performance record of the BNY Hamilton 100% U.S.Treasury Securities Money Fund (the “Treasury Prime Acquired Fund”). As the fund had not yet commenced operations, the Board members were not able to review the fund’s performance; however, the Board reviewed the performance record of the Treasury Prime Acquired Fund as of December 31, 2007. The Board discussed with the representatives of the Manager the Treasury Prime Acquired Fund’s performance record, the fund’s portfolio management team and the fund’s investment objective and policies.

The Board members reviewed comparisons of the proposed management fee to those of funds in the Lipper Institutional U.S.Treasury Money Market Funds category and the average and median management fees for those funds as a group, including theTreasury Prime Acquired Fund.The fund’s contractual management fee was below the average and median management fees of the Lipper category.The fund’s estimated total expense ratio (after any fee waiver and/or expense reimbursements contractually agreed to by the Manager) for Institutional shares, which is not subject to any Rule-12b-1 or shareholder services fees, was below the average and median for the Lipper category (net of any fee waivers and reimbursements).

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates, including the Treasury Prime Acquired Fund, with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Treasury Prime Similar Funds”). Representatives of the Manager also noted that there were no other accounts managed by the Manager or its affiliates. Noting the fund’s unitary fee structure, the Board analyzed the differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided; it was noted that the Treasury Prime Similar Funds had comparable or higher management fees than the fee to be paid by the fund.The Board members considered the relevance of the fee information provided for theTreasury Prime Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Dreyfus Institutional Reserves Money Fund

Representatives of the Manager advised the Board members that, upon shareholder approval and commencement of the fund’s operations, the fund would acquire the assets and performance record of the BNY Hamilton Money Fund (the “Acquired Money Fund”). As the fund had not yet commenced operations, the Board members were not able to review the fund’s performance; however, the Board reviewed the performance record of the Acquired Money Fund as of December 31, 2007.The Board discussed with the representatives of the Manager the Acquired Money Fund’s performance record, the fund’s portfolio management team and the fund’s investment objective and policies.

The Board members reviewed comparisons of the proposed management fee to those of funds in the Lipper Institutional Money Market Funds category and the average and median management fees for those funds as a group, including the Acquired Money Fund. The fund’s contractual management fee was below the average and median management fees of the Lipper category. The fund’s estimated total expense ratio (after any fee waiver and/or expense reimbursements contractually agreed to by the Manager) for Institutional shares, which is not subject to any Rule-12b-1 or shareholder services fees, was below the average and median for the Lipper category (net of any fee waivers and reimbursements).

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates, including the Acquired Money Fund, with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Money Funds”). Representatives of the Manager also noted that there were no other accounts managed by the Manager or its affiliates. Noting the fund’s unitary fee structure, the Board analyzed the differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided; it was noted that the Similar Money Funds had comparable or higher management fees than the fee to be paid by the fund.The Board members considered the relevance of the fee information provided for the Similar

Money Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Dreyfus Institutional Reserves Government Fund

Representatives of the Manager advised the Board members that, upon shareholder approval and commencement of the fund’s operations, the fund would acquire the assets and performance record of the BNY Hamilton U.S. Government Money Fund (the “Government Acquired Fund” and each of the Treasury Acquired Fund, the Treasury Prime Acquired Fund, the Acquired Money Fund and the Government Acquired Fund, the “Acquired Fund” and collectively the “Acquired Funds”). As the fund had not yet commenced operations, the Board members were not able to review the fund’s performance; however, the Board reviewed the performance record of the Government Acquired Fund as of December 31, 2007.The Board discussed with the representatives of the Manager the Government Acquired Fund’s performance record, the fund’s portfolio management team and the fund’s investment objective and policies.

The Board members reviewed comparisons of the proposed management fee to those of funds in the Lipper Institutional U.S. Government Money Market Funds category and the average and median management fees for those funds as a group, including the Government Acquired Fund.The fund’s contractual management fee was below the average and median management fees of the Lipper category.The fund’s estimated total expense ratio (after any fee waiver and/or expense reimbursements contractually agreed to by the Manager) for Institutional shares, which is not subject to any Rule-12b-1 or shareholder services fees, was below the average and median for the Lipper category (net of any fee waivers and reimbursements).

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates, including the Government Acquired Fund, with similar investment objectives, policies and strategies, and included within the fund’s

Lipper category (the “Government Similar Funds”). Representatives of the Manager also noted that there were no other accounts managed by the Manager or its affiliates. Noting the fund’s unitary fee structure, the Board analyzed the differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided; it was noted that the Government Similar Funds had comparable or higher management fees than the fee to be paid by the fund.The Board members considered the relevance of the fee information provided for the Government Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. As the funds had not yet commenced operations, the Manager’s representatives were only able to review the estimated profitability to be received by the Manager based on each fund assuming the corresponding Acquired Fund’s assets. The Board members considered potential benefits to the Manager from acting as investment adviser to the funds, and noted that there will be no soft dollar arrangements with respect to trading the funds’ portfolios. The Board also considered whether the funds would be able to participate in any economies of scale that the Manager may experience as a result of the funds assuming the assets of the Acquiring Funds and if the funds grow.The Board members noted the uncertainty of asset levels and discussed the renewal requirements for advisory agreements and their ability to review the management fees annually after an initial term of the Management Agreements.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to approving the funds’ Management Agreements. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services to be provided by the Manager are adequate and appropriate.

The Funds 35

INFORMATION ABOUT THE REVIEW AND APPROVAL

OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board concluded that, since the funds had not yet commenced operations, their performance could not be measured and was not a factor.The Board considered the performance record of the Acquired Funds and the Manager’s experience and reputation.
  The Board concluded that the fee to be paid by each fund to the Manager was reasonable, in light of the services to be provided, comparative expense and management fee information, and benefits anticipated to be derived by the Manager from its relationship with the fund.
  The Board determined that because the funds had not commenced operations, economies of scale were not a fac- tor, but, to the extent that material economies of scale are not shared with a fund in the future, the Board would seek to do so in connection with future renewals.

The Board members considered these conclusions and determinations, and, without any one factor being dispositive, the Board determined that approval of each fund’s Management Agreement was in the best interests of the fund.

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (65)
Chairman of the Board (2008)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 191

Clifford L. Alexander, Jr. (75)
Board Member (2008)

Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)

Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director

No. of Portfolios for which Board Member Serves: 55

David W. Burke (72)
Board Member (2008)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director

No. of Portfolios for which Board Member Serves: 92

Whitney I. Gerard (74)
Board Member (2008)

Principal Occupation During Past 5 Years:
• Partner of Chadbourne & Parke LLP

No. of Portfolios for which Board Member Serves: 31

George L. Perry (74)
Board Member (2008)

Principal Occupation During Past 5 Years:
• Economist and Senior Fellow at Brookings Institution

No. of Portfolios for which Board Member Serves: 31

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Lucy Wilson Benson, Emeritus Board Member
Arthur A. Hartman, Emeritus Board Member

The Funds 37

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since January 2008.

Chief Operating Officer, Vice Chairman and a Director of the Manager, and an officer of 77 investment companies (comprised of 180 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since April 1998.

PHILLIP N. MAISANO, Executive Vice President since January 2008.

Chief Investment Officer, Vice Chair and a director of the Manager, and an officer of 77 investment companies (comprised of 180 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 61 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

MICHAEL A. ROSENBERG, Vice President and Secretary since January 2008.

Assistant General Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since January 2008.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since January 2008.

Senior Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since January 2008.

Senior Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since January 2008.

Assistant General Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. She is 46 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since January 2008.

Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since January 2008.

Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since January 2008.

Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since January 2008.

Director – Mutual Fund Accounting of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since January 2008.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since January 2008.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since June 1989.

38

For More Information

Dreyfus Institutional Reserves Funds
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional	Hamilton	Agency	Premier	Classic
Dreyfus Institutional Reserves Money Fund	DSVXX	DSHXX	DRGXX	DERXX	DLSXX
Dreyfus Institutional Reserves Government Fund	DOIXX	DGHXX	DGNXX	DOPXX	
Dreyfus Institutional Reserves Treasury Fund	DNSXX	DHLXX	DGYXX	DRRXX	DSSXX
Dreyfus Institutional Reserves Treasury Prime Fund	DUPXX	DHMXX	DANXX	DMEXX	

Telephone Call your Dreyfus Investments Division representative or 1-800-346-3621

E-mail Access Dreyfus Investments Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund will disclose daily, on www.dreyfus.com, the complete schedule of each fund's holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. Each fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2009 MBSC Securities Corporation

IRFAR1208

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $99,300 in 2007 and $107,200 in 2008.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $5,618 in 2007 and $21,104 in 2008.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $10,400 in 2007 and $12,000 in 2008. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $727 in 2007 and $0 in 2008. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2007 and $0 in 2008.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $0 in 2007 and $12,561,320 in 2008.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

     The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By:	/s/ J. David Officer

J. David Officer,
President

Date:	February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	February 23, 2009

By:	/s/ James Windels

James Windels,
Treasurer

Date:	February 23, 2009

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)